Summary of Significant Accounting Policies (Schedule of Earnings Per Share) (Details) (USD $)	3 Months Ended								12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2015	Mar. 31, 2014
Net loss	$ (1,937,000)	$ (1,408,000)	$ (1,385,000)	$ (2,297,000)	$ (1,441,000)	$ (1,840,000)	$ (14,960,000)	$ (1,324,000)	$ (7,026,913)	$ (19,565,426)
Preferred stock beneficial conversion charge									(4,864,292)	0
Undeclared cumulative preferred dividends									(305,328)	0
Net loss attributable to common stockholders									$ (12,196,533)	$ (19,565,426)
Weighted average shares issued and outstanding									5,006,219	4,070,876
Basic and diluted net loss per share to common stockholders	$ (0.79)	$ (0.40)	$ (0.64)	$ (0.61)	$ (0.29)	$ (0.37)	$ (4.59)	$ (0.42)	$ (2.44)	$ (4.81)